Total
Global Atlantic BlackRock Selects Managed Risk Portfolio
Global Atlantic BlackRock Selects Managed Risk Portfolio

Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic PIMCO Tactical Allocation Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

(each a “Portfolio”)

(each a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated May 20, 2020

to the Prospectus dated April 30, 2020

Effective immediately under the heading “PORTFOLIO SUMMARY – FEES AND EXPENSES OF THE PORTFOLIO” of the Prospectus for the Global Atlantic BlackRock Selects Managed Risk Portfolio, the Shareholder Fees and Annual Portfolio Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Global Atlantic BlackRock Selects Managed Risk Portfolio Global Atlantic BlackRock Selects Managed Risk Portfolio Class II Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Atlantic BlackRock Selects Managed Risk Portfolio Global Atlantic BlackRock Selects Managed Risk Portfolio Class II Shares
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.31%	[1]
Total Annual Portfolio Operating Expenses	1.21%
[1]	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio Class II Shares | USD ($)	123	384	665	1,466

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio Class II Shares | USD ($)	123	384	665	1,466

Please retain this Supplement for future reference.